Morgan, Lewis & Bockius LLP

1701 Market Street Philadelphia, PA 19103-2921

Tel: 215-963-5598

Fax: 215-963-5000

February 25, 2010

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Series Funds, Inc. - Post-Effective Amendment No. 63
(File Nos. 2-77284 and 811-03459)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we have enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 63 to the Company’s Registration Statement on Form N-1A. The purpose of PEA No. 63 is to conform to the new requirements of Form N-1A. The Company will be filing a post-effective amendment pursuant to Rule 485(b) on or about April 30, 2010 to update the financial information, finalize all disclosure, and file certain exhibits to the Registration Statement.

Please contact me at (215) 963-5598 with any questions or comments.

Very truly yours,

/s/ Sean Graber, Esq
Sean Graber, Esq

cc:

John Heiple

Michael Berenson, Esq.